Receivables - Allowance for accounts receivable (Detail) - Doubtful accounts receivable [Member] - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Receivables - Text Details (Detail) [Line Items]
Allowance account for credit losses of financial assets at beginning of period		€ 194	€ 215
Additional allowance recognised in profit or loss, allowance account for credit losses of financial assets		23	28
Utilisation, allowance account for credit losses of financial assets	[1]	9	28
Increase (decrease) through other changes, allowance account for credit losses of financial assets		3	(21)
Allowance account for credit losses of financial assets at end of period		€ 211	€ 194

[1]	Write-offs for which an allowance was previously provided.